Document and Entity Information	Apr. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	BNY MELLON ETF TRUST
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2022
Document Effective Date	Apr. 01, 2022
Prospectus Date	Aug. 02, 2021
BNY Mellon Ultra Short Income ETF | BNY Mellon Ultra Short Income ETF
Prospectus:
Trading Symbol	BKUI